Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets [abstract]
Cash and balances at central banks		£ 136,359	£ 171,036	[1],[2]	£ 102,328	[2]
Cash collateral and settlement balances		74,352	77,172	[1]
Loans and advances at amortised cost		136,959	324,590	[1]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[1]
Trading portfolio assets		104,038	113,755	[1]
Financial assets at fair value through the income statement		145,250	116,282	[1]
Derivative financial instruments		222,683	237,987	[1]
Financial assets at fair value through other comprehensive income		44,994	0	[1]
Financial investments		0	58,963	[1]
Total Assets		877,700	1,129,343	[1]
Liabilities [abstract]
Deposits at amortised cost		199,337	399,189	[1]
Cash collateral and settlement balances		67,736	68,143	[1]
Repurchase agreements and other similar secured borrowing		7,378	40,338	[1]
Debt securities in issue		39,063	69,386	[1]
Subordinated liabilities		35,327	24,193	[1]
Trading portfolio liabilities		36,614	37,352	[1]
Financial liabilities designated at fair value		217,741	173,718	[1]
Derivative financial liabilities		219,592	238,345	[1]
Total liabilities		829,989	1,063,609	[1]
Cumulative liquidity gap		47,711	65,734	[1]	70,955
Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		136,359	171,036	[3]
Cash collateral and settlement balances		74,352	77,172	[3]
Loans and advances at amortised cost		136,959	324,590	[3]
Reverse repurchase agreements and other similar secured lending		1,613	12,546	[3]
Trading portfolio assets		104,038	113,755	[3]
Financial assets at fair value through the income statement		145,250	116,282	[3]
Derivative financial instruments		222,683	237,987	[3]
Financial assets at fair value through other comprehensive income		44,994
Financial investments	[3]		58,963
Other financial assets		699	2,994
Total financial assets		866,947	1,115,325
Other assets		10,753	14,018
Total Assets		877,700	1,129,343	[3]
Liabilities [abstract]
Deposits at amortised cost		199,337	399,189	[3]
Cash collateral and settlement balances		67,736	68,143	[3]
Repurchase agreements and other similar secured borrowing		7,378	40,338	[3]
Debt securities in issue		39,063	69,386	[3]
Subordinated liabilities		35,327	24,193	[3]	23,871
Trading portfolio liabilities		36,614	37,352	[3]
Financial liabilities designated at fair value		217,741	173,718	[3]
Derivative financial liabilities		219,592	238,345	[3]
Other financial liabilities		2,466	5,674
Total financial liabilities		825,254	1,056,338
Other liabilities		4,735	7,271
Total liabilities		829,989	1,063,609	[3]
Cumulative liquidity gap		47,711	65,734	[3]	£ 70,955
On demand [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		134,824	170,190
Cash collateral and settlement balances		2,388	1,794
Loans and advances at amortised cost		8,902	13,551
Reverse repurchase agreements and other similar secured lending		31	7,522
Trading portfolio assets		104,038	113,755
Financial assets at fair value through the income statement		13,590	14,800
Derivative financial instruments		222,522	237,741
Financial assets at fair value through other comprehensive income		11
Financial investments			30
Other financial assets		333	2,153
Total financial assets		486,639	561,536
Liabilities [abstract]
Deposits at amortised cost		155,788	338,550
Cash collateral and settlement balances		3,446	1,808
Repurchase agreements and other similar secured borrowing		1,331	3,550
Debt securities in issue		26	907
Subordinated liabilities		0	0
Trading portfolio liabilities		36,614	37,352
Financial liabilities designated at fair value		14,280	13,298
Derivative financial liabilities		219,527	237,242
Other financial liabilities		141	446
Total financial liabilities		431,153	633,153
Cumulative liquidity gap		55,486	(71,617)
Not more than three months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		1,353	846
Cash collateral and settlement balances		71,909	75,327
Loans and advances at amortised cost		9,674	25,845
Reverse repurchase agreements and other similar secured lending		550	4,446
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		112,648	77,289
Derivative financial instruments		0	41
Financial assets at fair value through other comprehensive income		2,474
Financial investments			2,378
Other financial assets		303	725
Total financial assets		198,911	186,897
Liabilities [abstract]
Deposits at amortised cost		29,273	39,405
Cash collateral and settlement balances		64,283	66,291
Repurchase agreements and other similar secured borrowing		5,560	17,841
Debt securities in issue		13,718	17,025
Subordinated liabilities		306	2,402
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		144,561	102,860
Derivative financial liabilities		10	10
Other financial liabilities		1,982	4,557
Total financial liabilities		259,693	250,391
Cumulative liquidity gap		(5,296)	(135,111)
Over three months but not more than six months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		118	0
Cash collateral and settlement balances		27	32
Loans and advances at amortised cost		6,047	9,735
Reverse repurchase agreements and other similar secured lending		0	578
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		7,108	8,828
Derivative financial instruments		6	81
Financial assets at fair value through other comprehensive income		1,361
Financial investments			2,717
Other financial assets		56	0
Total financial assets		14,723	21,971
Liabilities [abstract]
Deposits at amortised cost		6,062	8,083
Cash collateral and settlement balances		5	16
Repurchase agreements and other similar secured borrowing		0	4,516
Debt securities in issue		5,740	8,395
Subordinated liabilities		0	791
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		6,809	10,570
Derivative financial liabilities		0	3
Other financial liabilities		0	0
Total financial liabilities		18,616	32,374
Cumulative liquidity gap		(9,189)	(145,514)
Over six months and not later than nine months [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		0	2
Loans and advances at amortised cost		3,882	5,594
Reverse repurchase agreements and other similar secured lending		0	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		3,124	4,570
Derivative financial instruments		1	0
Financial assets at fair value through other comprehensive income		1,119
Financial investments			97
Other financial assets		0	0
Total financial assets		8,126	10,263
Liabilities [abstract]
Deposits at amortised cost		2,410	3,820
Cash collateral and settlement balances		2	4
Repurchase agreements and other similar secured borrowing		0	2,136
Debt securities in issue		4,361	5,107
Subordinated liabilities		78	7
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		9,050	5,918
Derivative financial liabilities		0	0
Other financial liabilities		0	0
Total financial liabilities		15,901	16,992
Cumulative liquidity gap		(16,964)	(152,243)
Over nine months and not later than one year [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		64	0
Cash collateral and settlement balances		22	14
Loans and advances at amortised cost		5,497	7,733
Reverse repurchase agreements and other similar secured lending		0	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		2,279	1,252
Derivative financial instruments		4	0
Financial assets at fair value through other comprehensive income		2,041
Financial investments			504
Other financial assets		7	0
Total financial assets		9,914	9,503
Liabilities [abstract]
Deposits at amortised cost		2,314	3,823
Cash collateral and settlement balances		0	19
Repurchase agreements and other similar secured borrowing		0	1,396
Debt securities in issue		4,235	1,562
Subordinated liabilities		45	23
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		3,577	3,139
Derivative financial liabilities		0	0
Other financial liabilities		0	0
Total financial liabilities		10,171	9,962
Cumulative liquidity gap		(17,221)	(152,702)
Later than one year and not later than two years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		2	3
Loans and advances at amortised cost		19,601	36,213
Reverse repurchase agreements and other similar secured lending		586	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		3,921	2,095
Derivative financial instruments		14	71
Financial assets at fair value through other comprehensive income		5,535
Financial investments			5,675
Other financial assets		0	116
Total financial assets		29,659	44,173
Liabilities [abstract]
Deposits at amortised cost		1,160	2,754
Cash collateral and settlement balances		0	4
Repurchase agreements and other similar secured borrowing		3	310
Debt securities in issue		4,373	6,654
Subordinated liabilities		1,951	57
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		10,365	10,515
Derivative financial liabilities		3	10
Other financial liabilities		343	671
Total financial liabilities		18,198	20,975
Cumulative liquidity gap		(5,760)	(129,504)
Later than two years and not later than three years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		0	0
Loans and advances at amortised cost		18,900	26,244
Reverse repurchase agreements and other similar secured lending		446	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		154	160
Derivative financial instruments		11	22
Financial assets at fair value through other comprehensive income		2,402
Financial investments			3,928
Other financial assets		0	0
Total financial assets		21,913	30,354
Liabilities [abstract]
Deposits at amortised cost		694	634
Cash collateral and settlement balances		0	1
Repurchase agreements and other similar secured borrowing		0	93
Debt securities in issue		982	3,881
Subordinated liabilities		8,269	1,949
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		5,689	7,281
Derivative financial liabilities		3	5
Other financial liabilities		0	0
Total financial liabilities		15,637	13,844
Cumulative liquidity gap		516	(112,994)
Over three years but not more than five years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		4	0
Loans and advances at amortised cost		25,858	39,978
Reverse repurchase agreements and other similar secured lending		0	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		286	196
Derivative financial instruments		11	15
Financial assets at fair value through other comprehensive income		7,290
Financial investments			16,162
Other financial assets		0	0
Total financial assets		33,449	56,351
Liabilities [abstract]
Deposits at amortised cost		541	1,198
Cash collateral and settlement balances		0	0
Repurchase agreements and other similar secured borrowing		0	10,006
Debt securities in issue		1,152	11,944
Subordinated liabilities		11,850	8,751
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		7,116	5,879
Derivative financial liabilities		3	4
Other financial liabilities		0	0
Total financial liabilities		20,662	37,782
Cumulative liquidity gap		13,303	(94,425)
Over five years and not later than ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		0	0
Loans and advances at amortised cost		15,019	48,382
Reverse repurchase agreements and other similar secured lending		0	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		535	557
Derivative financial instruments		93	1
Financial assets at fair value through other comprehensive income		17,387
Financial investments			17,107
Other financial assets		0	0
Total financial assets		33,034	66,047
Liabilities [abstract]
Deposits at amortised cost		349	266
Cash collateral and settlement balances		0	0
Repurchase agreements and other similar secured borrowing		484	490
Debt securities in issue		4,278	9,502
Subordinated liabilities		5,940	5,866
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		4,415	4,923
Derivative financial liabilities		3	41
Other financial liabilities		0	0
Total financial liabilities		15,469	21,088
Cumulative liquidity gap		30,868	(49,466)
Over ten years [member] | Barclays Bank Group [member]
Assets [abstract]
Cash and balances at central banks		0	0
Cash collateral and settlement balances		0	0
Loans and advances at amortised cost		23,579	111,315
Reverse repurchase agreements and other similar secured lending		0	0
Trading portfolio assets		0	0
Financial assets at fair value through the income statement		1,605	6,535
Derivative financial instruments		21	15
Financial assets at fair value through other comprehensive income		5,374
Financial investments			10,365
Other financial assets		0	0
Total financial assets		30,579	128,230
Liabilities [abstract]
Deposits at amortised cost		746	656
Cash collateral and settlement balances		0	0
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		198	4,409
Subordinated liabilities		6,888	4,347
Trading portfolio liabilities		0	0
Financial liabilities designated at fair value		11,879	9,335
Derivative financial liabilities		43	1,030
Other financial liabilities		0	0
Total financial liabilities		19,754	19,777
Cumulative liquidity gap		£ 41,693	£ 58,987

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.